Revenue	12 Months Ended
Mar. 31, 2026
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue
25.
Revenue

	For the year ended March 31,
	2024	2025	2026	2026
	(INR)	(INR)	(INR)	(USD)
Sale of power*	76,624	81,606	88,196	940
Sale of solar modules and related products	—	13,194	40,846	435
Transmission line projects	4,347	1,913	1,136	12
Sale of software services	—	—	1,667	18
Others	348	350	351	4
Total	81,319	97,063	132,196	1,409

The above revenue includes (a) revenue from contract with customers of INR 131,699 (March 31, 2025: INR 96,134, March 31, 2024: INR 81,097) and (b) operating lease income of INR 497 (March 31, 2025: INR 929 and March 31, 2024: INR 222) which is a part of transmission line project.

The Group recognised impairment losses on receivables arising from contracts with customers, included under other expenses in the consolidated statement of profit or loss, amounting to INR Nil (March 31, 2025: INR Nil, March 31, 2024: INR 1,001).

*Revenue from the sale of power comprises revenue from wind power of INR 46,233 (March 31, 2025: INR 43,758; March 31, 2024: INR 40,847), solar power of INR 39,967 (March 31, 2025: INR 35,611; March 31, 2024: INR 33,521), and hydro power of INR 1,996 (March 31, 2025: INR 2,237; March 31, 2024: INR 2,256).

a)
The location for all of the material revenue from contracts with customers is India.
b)
Of the above revenue from contract with customers, revenue of INR 90,480 (March 31, 2025: INR 82,940, March 31, 2024: INR 80,749) is recognised over a period of time, and the balance revenue of INR 41,219 (March 31, 2025: INR 13,194, March 31, 2024: INR 348) is recognised at the point of time.
c)
The Group has certain power purchase agreements entered with customers which contains provision for claiming cost over-runs due to change in law clause, subject to approval by appropriate authority. During the year ended March 31, 2026, on receipt of approval of cost over-run of INR 367 (March 31, 2025: INR 102, March 31, 2024: INR Nil), the Group has included the same as part of transaction price. Pending approval of cost over-runs of INR 3,110 (March 31, 2025 INR 3,477 and March 31, 2024: INR 3,578) till the reporting period end, the Group has not included these over-runs as part of transaction price applying guidance on constraining estimates of variable consideration. Out of cost over-runs approved till the reporting period end, the Group during the year ended March 31, 2026 has recognised revenue of INR 297 (March 31, 2025: INR 99; March 31, 2024: INR 110).
d)
Transaction price - remaining performance obligations

The remaining performance obligation disclosure provides the aggregate amount of the transaction price yet to be recognised as at the end of the reporting period and an explanation as to when the Group expects to recognise these amounts in revenue. Applying the practical expedient as given in IFRS 15, the Group has not disclosed the remaining performance obligation related disclosures for contracts as the revenue recognised corresponds directly with the value to the customer of the entity’s performance completed to date, except to the extent stated in Note 53. The cost over-runs which are pending approval of customers have been excluded for this disclosure because these were not included in the transaction price. These cost over-runs were excluded from the transaction price in accordance with the guidance on constraining estimates of variable consideration.

e)
Contract balances

	As at April 1,	As at March 31,
	2024	2025	2026	2026
	(INR)	(INR)	(INR)	(USD)
Trade receivables (refer Note 9)	21,856	24,268	24,094	257
Contract assets	1,716	2,832	3,815	41
Contract liabilities (refer Note 21)	—	1,240	1,639	17

Contract liability is the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration from the customer in advance. Amounts included in contract liabilities at the beginning of the year was INR 1,240 (April 01, 2024: INR Nil, April 01, 2023: INR Nil) out of which performance obligations satisfied in current year is INR 1,240 (March 31, 2025: INR Nil, March 31, 2024: INR Nil).